Performance Graph - Unaudited (Tables)	12 Months Ended
Dec. 31, 2015
Performance Graph [Abstract]
Cumulative Total Shareholder Return [Table Text Block]
COMPARISON OF CUMULATIVE FIVE YEAR TOTAL RETURN

	December
	2010	2011	2012	2013	2014	2015
United Technologies Corporation	$100.00	$95.03	$109.38	$155.18	$160.13	$137.06
S&P 500 Index	$100.00	$102.11	$118.45	$156.82	$178.29	$180.75
Dow Jones Industrial Average	$100.00	$108.38	$119.48	$154.91	$170.46	$170.83